Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000212719 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000212719 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000212719 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000212719 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000212719 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000212719 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000212719 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000212719 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000212719 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000212719 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000212719 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000212720 | Others
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000212720 | Japan
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000212720 | Canada
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000212720 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000212720 | France
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000212720 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000212720 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000212720 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000212720 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000212720 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000212720 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000212721 | Others
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000212721 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000212721 | China
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000212721 | India
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000212721 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000212721 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000212721 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000212721 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000212721 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000212721 | Philippines
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000212721 | Qatar
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000102368 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000102368 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000102368 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000102368 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000102368 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000102368 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000102368 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000102368 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000102368 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000102368 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000102368 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000102369 | Others
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000102369 | Japan
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000102369 | Canada
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000102369 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000102369 | France
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000102369 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000102369 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000102369 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000102369 | United States
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000102369 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000102369 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000102370 | Others
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000102370 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000102370 | China
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000102370 | India
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000102370 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000102370 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000102370 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000102370 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000102370 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000102370 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000102370 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000159758 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000159758 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000159758 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000159758 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000159758 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000159758 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000159758 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000159758 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000159758 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000159758 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000159758 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000171075 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000171075 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000171075 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000171075 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000171075 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000171075 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000171075 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000171075 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000171075 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000171075 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000171075 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000171076 | Others
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000171076 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000171076 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000171076 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000171076 | France
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000171076 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000171076 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000171076 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000171076 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171076 | United States
Holdings [Line Items]
Percent of Net Asset Value	70.20%
C000171076 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000230177 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000230177 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000230177 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000230177 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000230177 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000230177 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000230177 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000230177 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000230177 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000230177 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000230177 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000230178 | Others
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000230178 | Japan
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000230178 | Canada
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000230178 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000230178 | France
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000230178 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000230178 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000230178 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000230178 | Spain
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000230178 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000230178 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000102371 | Others
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000102371 | Canada
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000102371 | France
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000102371 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000102371 | China
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000102371 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000102371 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000102371 | United States
Holdings [Line Items]
Percent of Net Asset Value	40.20%
C000102371 | Australia
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000102371 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000102371 | Norway
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000130666 | Others
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000130666 | Japan
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000130666 | Canada
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000130666 | France
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000130666 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000130666 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000130666 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000130666 | India
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000130666 | United States
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000130666 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000130666 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000133169 | Others
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000133169 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000133169 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000133169 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000133169 | France
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000133169 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000133169 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000133169 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000133169 | United States
Holdings [Line Items]
Percent of Net Asset Value	63.20%
C000133169 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000133169 | Israel
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000119637 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000119637 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000119637 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000119637 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000119637 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000119637 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000119637 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000119637 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000119637 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000119637 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000119637 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000119639 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000119639 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000119639 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000119639 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000119639 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000119639 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000119639 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000119639 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000119639 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000119639 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000119639 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000119640 | Others
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000119640 | Japan
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000119640 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000119640 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000119640 | France
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000119640 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000119640 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000119640 | China
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000119640 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000119640 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000119640 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000119641 | Others
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000119641 | Japan
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000119641 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000119641 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000119641 | France
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000119641 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000119641 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000119641 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000119641 | China
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000119641 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000119641 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000102372 | Cash/and or Derivatives
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000102372 | 1-3 Years
Holdings [Line Items]
Percent of Net Asset Value	67.60%
C000102372 | 3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000102372 | 5-10 Years
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000105758 | Cash/and or Derivatives
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000105758 | 3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	56.50%
C000105758 | 5-10 Years
Holdings [Line Items]
Percent of Net Asset Value	43.40%
C000144481 | Cash/and or Derivatives
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000144481 | 1-3 Years
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000144481 | 3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000144481 | 5-10 Years
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000144481 | 20+ Years
Holdings [Line Items]
Percent of Net Asset Value	46.90%
C000144481 | 10-20 Years
Holdings [Line Items]
Percent of Net Asset Value	35.20%
C000144481 | 0-1 Year
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000148066 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000148066 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000148066 | Financials
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000148066 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000148066 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000148066 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000148066 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000148066 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000148066 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000148066 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000148066 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000159757 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000159757 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000159757 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000159757 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000159757 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000159757 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000159757 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000159757 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000159757 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000159757 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000159757 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000201101 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000201101 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000201101 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000201101 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000201101 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000201101 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000201101 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000201101 | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000201101 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000201101 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000201101 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000230181 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000230181 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000230181 | Financials
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000230181 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000230181 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000230181 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000230181 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000230181 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000230181 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000230181 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000230181 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000109007 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000109007 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000109007 | Financials
Holdings [Line Items]
Percent of Net Asset Value	47.50%
C000109007 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000109007 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000109007 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000109007 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000109007 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000109007 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000109007 | Other
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000109007 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000174705 | iShares U.S. Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	42.44%
C000174705 | U.S. Treasury 2 Year Note
Holdings [Line Items]
Percent of Net Asset Value	30.29%
C000174705 | FlexShares® Credit-Scored US Corporate Bond Index Fund
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000174705 | FlexShares® Disciplined Duration MBS Index Fund
Holdings [Line Items]
Percent of Net Asset Value	12.51%
C000174705 | iShares MBS ETF
Holdings [Line Items]
Percent of Net Asset Value	10.19%
C000174705 | FlexShares® Ultra-Short Income Fund
Holdings [Line Items]
Percent of Net Asset Value	5.29%
C000174705 | U.S. Treasury Ultra Bond
Holdings [Line Items]
Percent of Net Asset Value	3.81%
C000174705 | U.S. Treasury Long Bond
Holdings [Line Items]
Percent of Net Asset Value	3.27%
C000174705 | FlexShares® iBoxx® 3-Year Target Duration TIPS Index Fund
Holdings [Line Items]
Percent of Net Asset Value	2.08%
C000174705 | FlexShares® Credit-Scored US Long Corporate Bond Index Fund
Holdings [Line Items]
Percent of Net Asset Value	1.90%